RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Statements Line Items
RELATED PARTY TRANSACTIONS [Text Block]
8.
RELATED PARTY TRANSACTIONS

The Company shares common administrative services and office space with a company related by virtue of a common director and from time to time will incur third party costs on behalf of related parties on a full cost recovery basis. The charges for these costs totaled $16 for the year ended December 31, 2018 (December 31, 2017 - $24). The Company has a $1 net receivable related to these costs as of December 31, 2018 (December 31, 2017 – $2).

The Company was charged $189 for legal services for the year ended December 31, 2018 by a legal firm in which the Company’s corporate secretary is a partner (December 31, 2017 - $60). The Company has $5 payable to the legal firm as at December 31, 2018 (December 31, 2017 - $Nil).

Key management personnel

The key management of the Company comprises executive and non-executive directors, members of executive management and the Company’s corporate secretary. Compensation of key management personnel was as follows:

	December 31	December 31
	2018	2017

Salaries and short-term employee benefits	$2,754	$2,793
Non-executive director's fees	194	204
Non-executive director's deferred share units	87	(484)
Share-based payments	2,108	2,588
	$5,143	$5,101

The non-executive directors’ deferred share units are cash settled. The recognized expense (recovery) includes the fair value of new issuances of deferred share units during the period and the change in fair value of all outstanding deferred share units during the reporting period. During the year ended December 31, 2018, the Company granted 103,884 (December 31, 2017 – 37,832) deferred share units with a fair value of $297 (December 31, 2017 - $115) at the date of grant. At December 31, 2018, there were 652,276 cash settled deferred share units outstanding with a fair value of $1,407 (December 31, 2017 – 548,392 outstanding with a market value of $1,320).

The amount disclosed for share-based payments is the expense for the year calculated in accordance with IFRS 2, Share-based payments for share options and performance share units (Notes 13(c) and (f)). The fair values of these share-based payments are recognized as an expense over the vesting period of the award. Therefore, the compensation expense in the current year comprises a portion of current year awards and those of preceding years that vested within the current year.